Other investments (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Other investments
Investments, Current	$ 45,408	$ 23,757	$ 45,408
Investments, non-current	$ 16,415	16,115	$ 16,415
0.25% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current		18,463
Interest rate	0.25%		0.25%
0% US treasury bills
Other investments
Interest rate	0.00%		0.00%
Maturity term	1 month
0% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current	$ 15,440	$ 5,294	$ 15,440
Interest rate	0.00%	0.00%	0.00%
0.75% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current	$ 24,815		$ 24,815
Interest rate	0.75%		0.75%
iShares USD Treasury Bond 0-1yr UCITS ETF | Financial assets measured at fair value
Other investments
Investments, Current	$ 5,153		$ 5,153
iShares USD Treasury Bond 0-1yr UCITS ETF | Financial assets measured at fair value | Minimum
Other investments
Maturity term	0 years	0 years
iShares USD Treasury Bond 0-1yr UCITS ETF | Financial assets measured at fair value | Maximum
Other investments
Maturity term			1 year
1.7% federal bonds German Government | Fair value through other comprehensive income
Other investments
Investments, non-current	$ 3,341	$ 3,015	$ 3,341
Interest rate	1.70%	1.70%	1.70%
iShares 20+ Year Treasury Bond ETF (TLT) | Financial assets measured at fair value
Other investments
Investments, non-current	$ 13,074	$ 13,100	$ 13,074